ORGANIZATION AND NATURE OF OPERATIONS (Narrative) (Details) (USD $)	1 Months Ended
	Jun. 30, 2011	Jun. 07, 2011
Common Stock, Par or Stated Value Per Share		$ 0.01
Stock Issued During Period, Value, Other	$ 25,131,164